CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net sales
Products	$ 61,735	$ 87,361	$ 105,988
Services	24,777	29,742	23,432
Total net sales	86,512	117,103	129,420
Cost of net sales
Products	41,472	65,891	84,988
Services	16,684	23,344	22,304
Total cost of net sales	58,156	89,235	107,292
Gross profit	28,356	27,868	22,128
Operating expenses:
Selling, general and administrative	18,146	21,515	24,515
Research and development	8,502	11,342	11,686
Total operating expenses	26,648	32,857	36,201
Operating income (loss)	1,708	(4,989)	(14,073)
Interest income	871	557	589
Interest expense	(55)	(76)	(88)
Other income (expense), net	2,748	3,489	(2,249)
Equity income (loss) of associates	984	(13,954)	(8,878)
Investment impairment	(5,336)	(16,347)	(3,947)
Income (loss) before income taxes	920	(31,320)	(28,646)
Income tax benefit (expense)	(788)	4,162	(1,618)
Net income (loss)	132	(27,158)	(30,264)
Net loss attributable to non-controlling interests	158
Net income (loss) attributable to UTStarcom Holdings Corp.	$ 290	$ (27,158)	$ (30,264)
Net income (loss) per share attributable to UTStarcom Holdings Corp. - Basic	$ 0.01	$ (0.74)	$ (0.81)
Net income (loss) per share attributable to UTStarcom Holdings Corp.-Diluted	$ 0.01	$ (0.74)	$ (0.81)
Weighted average shares outstanding-Basic	35,806	37,003	37,380
Weighted average shares outstanding-Diluted	36,402	37,003	37,380
Net income (loss)	$ 132	$ (27,158)	$ (30,264)
Other comprehensive income (loss), net of tax
Net change in cumulative translation adjustment	532	(1,611)	(2,781)
Unrealized gain (loss) from available-for-sale investments		(673)	673
Comprehensive income (loss)	664	(29,442)	(32,372)
Comprehensive loss attributable to non-controlling interests	158
Comprehensive income (loss) attributable to UTStarcom Holdings Corp.	$ 822	$ (29,442)	$ (32,372)